                             LIQUID ASSET PORTFOLIO
                                NEUBERGER&BERMAN
                           ADVISERS MANAGEMENT TRUST

                                 ANNUAL REPORT
                               DECEMBER 31, 1997

                                                                    NBAMT0181297

PORTFOLIO MANAGERS' COMMENTARY
Neuberger&Berman Advisers Management Trust                     December 31, 1997
--------------------------------------------------------------------------------
          Liquid Asset Portfolio
   True to our security selection process over the last year, we focused on the relatively higher yielding, high quality sectors of the market. In AMT Liquid Asset Portfolio, we continue to be biased toward commercial paper (89.2% of the portfolio) and bank debt (7.5%). The balance of the portfolio is comprised of 3.6% floating rate notes. The highest quality short-term commercial paper was offered between 30 to 75 basis points higher than Treasury Bills in the latter part of the year. In our view, this is not because of significantly greater credit risk -- in this thriving economy, corporate and bank cash flows have been very strong -- but rather due to supply and demand factors in the Treasury market. The Federal deficit has come way down, and consequently, less short-term debt is being issued. For example, $19 billion of one-year Treasuries was issued in each of the two auctions in January 1997. At the October 1997 one year Treasury auction, only $13 billion was issued. The weekly auctions of three- and six-month Treasury Bills have declined from $25 billion in January 1997 to around $15 billion in October. Shrinking supply combined with stable demand has resulted in higher prices and lower yields for Treasuries. In our opinion this made commercial paper and bank debt a much better relative value.

Sincerely,

        [SIG]                           [SIG]

Theodore Giuliano and Josephine Mahaney
PORTFOLIO CO-MANAGERS

The composition, industries and holdings of the Portfolio are subject to change. The Portfolio is invested in a wide array of securities and no single holding makes up more than a small fraction of its total assets.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

                                                                        December 31,
                                                                            1997
                                                                        ------------
ASSETS
      Investment in Series, at value (Note A)                           $13,872,745
      Receivable for Trust shares sold                                       14,673
                                                                        ------------
                                                                         13,887,418
                                                                        ------------
LIABILITIES
      Payable for Trust shares redeemed                                     376,061
      Dividends payable                                                      55,329
      Accrued expenses                                                       11,427
      Payable to administrator -- net (Note B)                                4,160
                                                                        ------------
                                                                            446,977
                                                                        ------------
NET ASSETS at value                                                     $13,440,441
                                                                        ------------

NET ASSETS consist of:
      Par value                                                         $    13,442
      Paid-in capital in excess of par value                             13,428,514
      Accumulated net realized losses on investment                          (1,515)
                                                                        ------------
NET ASSETS at value                                                     $13,440,441
                                                                        ------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares authorized)                     13,441,956
                                                                        ------------

NET ASSET VALUE, offering and redemption price per share                      $1.00
                                                                        ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

                                                                          For the
                                                                         Year Ended
                                                                        December 31,
                                                                            1997
                                                                        ------------
INVESTMENT INCOME
    Investment income from Series (Note A)                                $792,107
                                                                        ------------
    Expenses:
      Administration fee (Note B)                                           56,391
      Shareholder reports                                                   10,937
      Custodian fees                                                        10,000
      Legal fees                                                               841
      Trustees' fees and expenses                                              657
      Auditing fees                                                            131
      Miscellaneous                                                            756
      Expenses from Series (Notes A & B)                                    78,024
                                                                        ------------
        Total expenses                                                     157,737
      Expenses reimbursed by administrator and reduced by custodian
       fee expense offset arrangement (Note B)                             (16,071)
                                                                        ------------
        Total net expenses                                                 141,666
                                                                        ------------
        Net investment income                                              650,441
                                                                        ------------
REALIZED LOSS ON INVESTMENTS FROM SERIES (NOTE A)
    Net realized loss on investment securities                                (503)
                                                                        ------------
        Net increase in net assets resulting from operations              $649,938
                                                                        ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

                                                                               Year Ended
                                                                              December 31,
                                                                           1997         1996
                                                                        ------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                                               $   650,441  $   673,957
    Net realized gain (loss) on investments from Series (Note A)               (503)         200
                                                                        ------------------------
    Net increase in net assets resulting from operations                    649,938      674,157
                                                                        ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                  (650,441)    (673,957)
                                                                        ------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                                            14,043,637    2,327,316
    Proceeds from reinvestment of dividends                                 646,379      752,967
    Payments for shares redeemed                                        (14,713,286) (21,495,723)
                                                                        ------------------------
    Net decrease from Trust share transactions                              (23,270) (18,415,440)
                                                                        ------------------------
NET DECREASE IN NET ASSETS                                                  (23,773) (18,415,240)
NET ASSETS:
    Beginning of year                                                    13,464,214   31,879,454
                                                                        ------------------------
    End of year                                                         $13,440,441  $13,464,214
                                                                        ------------------------
NUMBER OF TRUST SHARES:
    Sold                                                                 14,043,637    2,327,316
    Issued on reinvestment of dividends                                     646,379      752,967
    Redeemed                                                            (14,713,286) (21,495,723)
                                                                        ------------------------
    Net decrease in shares outstanding                                      (23,270) (18,415,440)
                                                                        ------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman Advisers Management Trust                     December 31, 1997
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Liquid Asset Portfolio (the "Fund") is a separate operating series of Neuberger&Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of eight separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in AMT Liquid Asset Investments, a series of Advisers Managers Trust (the "Series") having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at December 31, 1997). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
      It is the policy of the Fund to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.
2) PORTFOLIO VALUATION: The Fund records its investment in the Series at value. Investment securities held by the Series are valued by Advisers Managers Trust as indicated in the notes following the Series' Schedule of Investments.
3) FEDERAL INCOME TAXES: The Fund and the other series of the Trust are treated as separate entities for Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, the Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. It is the policy of the Fund to declare dividends from net investment income on each business day; such dividends are paid and reinvested monthly. Distributions from net realized capital gains, if any, are normally distributed in February. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($1,012 and $496, expiring in 2002 and 2005, respectively, determined as of December 31, 1997), it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences

Neuberger&Berman Advisers Management Trust                     December 31, 1997
--------------------------------------------------------------------------------
          Liquid Asset Portfolio
   in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the funds of the Trust.
6) OTHER: All net investment income and realized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains Neuberger&Berman Management
Incorporated-Registered Trademark- ("N&B Management") as its administrator under an Administration Agreement ("Agreement") dated as of May 1, 1995. Pursuant to this Agreement the Fund pays N&B Management an administration fee at the annual rate of .40% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Series (see Note B of Notes to Financial Statements of the Series).
   Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   N&B Management has voluntarily undertaken to limit the Fund's expenses by reimbursing the Fund for its operating expenses and its pro rata share of its Series' operating expenses (including the fees payable to N&B Management but excluding interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) which exceed, in the aggregate, 1% per annum of the Fund's average daily net assets. This undertaking is subject to termination by N&B Management upon at least 60 days' prior written notice to the Fund. For the year ended December 31, 1997, such excess expenses amounted to $15,867.
   All of the capital stock of N&B Management is owned by individuals who are also principals of Neuberger&Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of N&B Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from Series, was a reduction of $204.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the year ended December 31, 1997, additions and reductions in the Fund's investment in its Series amounted to $13,060,386 and $13,453,486, respectively.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its Series' Financial Statements and notes thereto.

                                                                         Year Ended December 31,
                                      1997(1)   1996(1)     1995(1)    1994     1993     1992     1991     1990     1989     1988
                                      ---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year    $.9999    $1.0000     $ .9997   $1.0009  $1.0002  $1.0001  $ .9999  $ .9998  $ .9998  $1.0000
                                      ---------------------------------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income              .0461      .0443       .0493     .0328    .0233    .0320    .0547    .0730    .0826    .0648
    Net Gains or Losses on
     Securities                           --     (.0001)(2)   .0003        --    .0014    .0002    .0002    .0001       --   (.0002)
                                      ---------------------------------------------------------------------------------------------
      Total From Investment
       Operations                      .0461      .0442       .0496     .0328    .0247    .0322    .0549    .0731    .0826    .0646
                                      ---------------------------------------------------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                          (.0461)    (.0443)     (.0493)   (.0328)  (.0233)  (.0320)  (.0547)  (.0730)  (.0826)  (.0648)
    Distributions (from net capital
     gains)                               --         --          --    (.0012)  (.0007)  (.0001)      --       --       --       --
                                      ---------------------------------------------------------------------------------------------
      Total Distributions             (.0461)    (.0443)     (.0493)   (.0340)  (.0240)  (.0321)  (.0547)  (.0730)  (.0826)  (.0648)
                                      ---------------------------------------------------------------------------------------------
Net Asset Value, End of Year          $.9999    $ .9999     $1.0000   $ .9997  $1.0009  $1.0002  $1.0001  $ .9999  $ .9998  $ .9998
                                      ---------------------------------------------------------------------------------------------
Total Return(3)                        +4.71%     +4.52%      +5.04%    +3.46%   +2.43%   +3.25%   +5.61%   +7.55%   +8.58%   +6.68%
                                      ---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                        $ 13.4    $  13.5     $  31.9   $   5.3  $   6.8  $  25.4  $  21.5  $  21.5  $  11.5  $   9.3
                                      ---------------------------------------------------------------------------------------------
    Ratio of Gross Expenses to
     Average Net Assets(4)              1.01%      1.01%       1.02%       --       --       --       --       --       --       --
                                      ---------------------------------------------------------------------------------------------
    Ratio of Net Expenses to Average
     Net Assets(5)                      1.00%      1.00%       1.01%     1.02%     .88%     .72%     .74%     .88%    1.00%    1.00%
                                      ---------------------------------------------------------------------------------------------
    Ratio of Net Investment Income
     to Average Net Assets(5)           4.61%      4.44%       4.90%     3.28%    2.34%    3.19%    5.47%    7.30%    8.28%    6.52%
                                      ---------------------------------------------------------------------------------------------

 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust                     December 31, 1997
--------------------------------------------------------------------------------
          Liquid Asset Portfolio
1) The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses.
2) The amounts shown at this caption for a share outstanding throughout the year may not accord with the change in aggregate gains and losses in securities for the year because of the timing of sales and repurchases of Fund shares.
3) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return figures would have been lower if N&B Management had not reimbursed certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return figures for all fiscal periods shown.
4) For fiscal periods ending after September 1, 1995, the Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
5) After reimbursement of expenses by N&B Management as described in Note B of Notes to Financial Statements. Had N&B Management not undertaken such action the annualized ratios of net expenses and net investment income to average daily net assets would have been:

                                                                    Year Ended December 31,
                                                  1997       1996       1995       1994       1989       1988
--------------------------------------------------------------------------------------------------------------
Net Expenses                                      1.12%      1.21%      1.25%      1.03%      1.03%      1.25%
                                                 -------------------------------------------------------------
Net Investment Income                             4.49%      4.23%      4.66%      3.27%      8.25%      6.27%
                                                 -------------------------------------------------------------

   There was no reduction of expenses for the years ended December 31, 1990 through and including 1993.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees of
Neuberger&Berman Advisers Management Trust and
Shareholders of Liquid Asset Portfolio

   We have audited the accompanying statement of assets and liabilities of Liquid Asset Portfolio, one of the series comprising Neuberger&Berman Advisers Management Trust (the "Trust"), as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Asset Portfolio of Neuberger&Berman Advisers Management Trust at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 26, 1998

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1997

--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

 Principal                                                                                     Rating(1)             Market
  Amount                                                                                   Moody's        S&P       Value(2)
-----------                                                                             -------------   --------  ------------
                ASSET-BACKED COMMERCIAL PAPER (8.6%)
$   595,000     Enterprise Funding Corp., 5.58%, due 1/12/98                               P-1            A-1+    $    593,986
    600,000     Corporate Asset Funding Co., Inc., 5.68% & 5.70%, due 2/3/98 & 3/10/98     P-1            A-1+         595,208
                                                                                                                  ------------
                TOTAL ASSET-BACKED COMMERCIAL PAPER                                                                  1,189,194
                                                                                                                  ------------
                CORPORATE COMMERCIAL PAPER (80.3%)
    600,000     Export Development Corp., 6.50%, due 1/2/98                                P-1            A-1+         599,892
    379,000     UBS Finance, Inc., 6.50%, due 1/2/98                                       P-1            A-1+         378,932
    190,000     Elf Aquitaine Finance S.A., 6.20%, due 1/7/98                              P-1            A-1+         189,804
    300,000     MetLife Funding, Inc., 5.59%, due 1/8/98                                   P-1            A-1+         299,674
    300,000     Toyota Motor Credit Corp., 5.76%, due 1/13/98                              P-1            A-1+         299,424
    400,000     Eksportfinans ASA, 5.50%, due 1/20/98                                      P-1            A-1+         398,839
    500,000     Gannett Co., Inc., 5.49%, due 1/20/98                                      P-1            A-1          498,551
    675,000     Minnesota Mining and Manufacturing Co., 5.53%, due 1/21/98                 P-1            A-1+         672,926
    600,000     Hitachi America, Ltd., 5.54%, due 1/23/98                                  P-1            A-1+         597,969
    500,000     Ford Credit Europe PLC, 5.50%, due 1/26/98                                 P-1            A-1          498,090
    187,000     Interstate Power Co., 5.77%, due 1/26/98                                   P-1            A-1          186,251
    300,000     Merrill Lynch & Co., Inc., 5.56%, due 2/2/98                               P-1            A-1+         298,517
    800,000     American Express Credit Corp., 5.49%, due 2/18/98                          P-1            A-1          794,144
    600,000     SBC Communications Inc., 5.47%, due 2/19/98                                P-1            A-1+         595,533
    600,000     Cargill, Inc., 5.65%, due 3/2/98                                           P-1            A-1+         594,350
    300,000     IBM Credit Corp., 5.55%, due 3/9/98                                        P-1            A-1          296,901
    200,000     Australian Wheat Board, 5.70%, due 3/10/98                                 P-1            A-1+         197,847
    400,000     Goldman Sachs Group, L.P., 5.72%, due 3/13/98                              P-1            A-1+         395,487
    500,000     Daimler-Benz North America Corp., 5.62%, due 3/16/98                       P-1            A-1          494,224
    400,000     Kingdom of Sweden, 5.52%, due 3/16/98                                      P-1            A-1+         395,461
    400,000     Electricite de France, 5.53%, due 3/23/98                                  P-1            A-1+         395,023
    700,000     Prudential Funding Corp., 5.50% & 5.53%, due 3/17/98 & 5/1/98              P-1            A-1          689,887
    300,000     du Pont (E.I.) de Nemours & Co., 5.51%, due 5/6/98                         P-1            A-1+         294,260
    500,000     Caisse d'Amortissement de la Dette Sociale, 5.53% & 5.61%, due 3/9/98
                & 5/26/98                                                                  P-1            A-1+         492,393
    600,000     General Electric Capital Corp., 5.62%, due 6/3/98                          P-1            A-1+         585,669
                                                                                                                  ------------
                TOTAL CORPORATE COMMERCIAL PAPER                                                                    11,140,048
                                                                                                                  ------------
                CERTIFICATES OF DEPOSIT (3.6%)
    500,000     Royal Bank of Canada, Yankee C.D., 5.67%, due 2/11/98                      P-1            A-1+         499,895
                                                                                                                  ------------

Advisers Managers Trust                                        December 31, 1997

--------------------------------------------------------------------------------

          AMT Liquid Asset Investments

 Principal                                                                                     Rating(1)             Market
  Amount                                                                                   Moody's        S&P       Value(2)
-----------                                                                             -------------   --------  ------------
                CORPORATE DEBT SECURITIES (7.2%)
$   500,000     Morgan Stanley Group Inc., Senior Variable Rate Medium-Term Notes,
                Ser. C, 5.825%, due 5/18/98                                                P-1            A-1     $    500,000
    500,000     Morgan Guaranty Trust Co., Bank Notes, 5.93%, due 8/31/98                  P-1            A-1+         500,308
                                                                                                                  ------------
                TOTAL CORPORATE DEBT SECURITIES                                                                      1,000,308
                                                                                                                  ------------
                TOTAL INVESTMENTS (99.7%)                                                                           13,829,445
                Cash, receivables and other assets, less liabilities (0.3%)                                             43,301
                                                                                                                  ------------
                TOTAL NET ASSETS (100.0%)                                                                         $ 13,872,746
                                                                                                                  ------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1997
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments
1) Credit ratings are unaudited.
2) Investment securities of the Series are valued at amortized cost, which approximates Federal income tax cost.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

                                                                        December 31,
                                                                            1997
                                                                        ------------
ASSETS
      Investments in securities, at value* (Note A) -- see Schedule of
       Investments                                                      $13,829,445
      Cash                                                                    3,512
      Interest receivable                                                    39,291
      Deferred organization costs (Note A)                                   10,408
      Prepaid expenses and other assets                                         279
                                                                        ------------
                                                                         13,882,935
                                                                        ------------
LIABILITIES
      Accrued expenses                                                        7,246
      Payable to investment manager (Note B)                                  2,943
                                                                        ------------
                                                                             10,189
                                                                        ------------
NET ASSETS Applicable to Investors' Beneficial Interests                $13,872,746
                                                                        ------------

NET ASSETS consist of:
      Paid-in capital                                                   $13,872,746
                                                                        ------------
NET ASSETS                                                              $13,872,746
                                                                        ------------
*Cost of investments                                                    $13,829,445
                                                                        ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

                                                                          For the
                                                                         Year Ended
                                                                        December 31,
                                                                            1997
                                                                        ------------
INVESTMENT INCOME
    Interest income                                                       $792,107
                                                                        ------------
    Expenses:
      Investment management fee (Note B)                                    35,361
      Custodian fees (Note B)                                               26,221
      Accounting fees                                                       10,000
      Amortization of deferred organization and initial offering
       expenses (Note A)                                                     4,465
      Trustees' fees and expenses                                              677
      Legal fees                                                               517
      Auditing fees                                                            471
      Insurance expense                                                        260
      Miscellaneous                                                             52
                                                                        ------------
        Total expenses                                                      78,024
      Expenses reduced by custodian fee expense offset arrangement
       (Note B)                                                               (204)
                                                                        ------------
        Total net expenses                                                  77,820
                                                                        ------------
        Net investment income                                              714,287
                                                                        ------------
REALIZED LOSS ON INVESTMENTS
    Net realized loss on investment securities sold                           (503)
                                                                        ------------
        Net increase in net assets resulting from operations              $713,784
                                                                        ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

                                                                               Year Ended
                                                                              December 31,
                                                                           1997         1996
                                                                        ------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                                               $   714,287  $   743,771
    Net realized gain (loss) on investments                                    (503)         200
                                                                        ------------------------
    Net increase in net assets resulting from operations                    713,784      743,971
                                                                        ------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
    Additions                                                            13,060,386    2,011,699
    Reductions                                                          (13,453,486) (21,419,993)
                                                                        ------------------------
    Net decrease in net assets resulting from transactions in
     investors' beneficial interests                                       (393,100) (19,408,294)
                                                                        ------------------------
NET INCREASE (DECREASE) IN NET ASSETS                                       320,684  (18,664,323)
NET ASSETS:
    Beginning of year                                                    13,552,062   32,216,385
                                                                        ------------------------
    End of year                                                         $13,872,746  $13,552,062
                                                                        ------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                        December 31, 1997
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: AMT Liquid Asset Investments (the "Series") is a separate operating series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. Managers Trust is currently comprised of eight separate operating series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Series' Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on a constant basis to maturity. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each series will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
5) ORGANIZATION EXPENSES: Expenses incurred by the Series in connection with its organization are being amortized by the Series on a straight-line basis over a five-year period. At December 31, 1997, the unamortized balance of such expenses amounted to $10,408.
6) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Neuberger&Berman Management Incorporated ("N&B Management") as its investment manager under a Management Agreement. For such investment management services, the Series pays N&B Management a fee at the annual rate of .25% of the first $500 million of the Series' average daily net assets, .225% of the next $500 million, .20% of the next $500 million, .175% of the next $500 million, and .15% of average daily net assets in excess of $2 billion.
   All of the capital stock of N&B Management is owned by individuals who are also principals of Neuberger&Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Neuberger is retained by N&B Management to furnish it with investment recommendations and research information without added cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of N&B Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $204.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

                                                                                        Period from
                                                                         Year Ended   May 1, 1995(1)
                                                                        December 31,  to December 31,
                                                                        1997   1996        1995
                                                                        -----------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(2)                                                     .55%   .54%        .56%(3)
                                                                        -----------------------------
    Net Expenses                                                          .55%   .54%        .55%(3)
                                                                        -----------------------------
    Net Investment Income                                                5.05%  4.88%       5.31%(3)
                                                                        -----------------------------
Net Assets, End of Year (in millions)                                   $13.9  $13.6       $32.2
                                                                        -----------------------------

1) The date investment operations commenced.

2) The Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

3) Annualized.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees of
Advisers Managers Trust and
Owners of Beneficial Interest of AMT Liquid Asset Investments

   We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of AMT Liquid Asset Investments, one of the series comprising Advisers Managers Trust ("Managers Trust"), as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of Managers Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AMT Liquid Asset Investments of Advisers Managers Trust at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 26, 1998